Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 778,508
2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	921
2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,203
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	205
2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	775,179
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	660,110
Canada | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	660,110
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,670
Italy | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,670
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	72,311
United States | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	72,311
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,976
Sweden | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,976
China
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,419
China | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	921
China | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,203
China | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
China | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,295
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,354
India | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
India | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
India | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
India | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,354
Australia and Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,668
Australia and Other | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Australia and Other | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Australia and Other | 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	205
Australia and Other | 2027 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 7,463